UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.8% (94.5% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 127.8% (79.5% of Total Investments) (4)

	Aerospace & Defense – 2.3% (1.5% of Total Investments)

$3,049	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$3,069,276
4,540	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	3,499,875
3,382	Transdigm, Inc., Term Loan E, First Lien	3.500%	5/16/22	BB	3,354,429
10,971	Total Aerospace & Defense				9,923,580

	Air Freight & Logistics – 0.5% (0.3% of Total Investments)

1,995	XPO Logistics, Inc., Term Loan B	5.500%	10/27/21	Ba1	2,009,340

	Airlines – 1.7% (1.1% of Total Investments)

2,449	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	2,438,878
1,980	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/08/21	BB+	1,981,083
2,940	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	2,942,449
7,369	Total Airlines				7,362,410

	Automobiles – 2.7% (1.7% of Total Investments)

4,588	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	4,591,625
5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,478,395
1,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,420,000
11,656	Total Automobiles				11,490,020

	Building Products – 0.6% (0.4% of Total Investments)

1,471	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,414,258
1,170	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,169,684
2,641	Total Building Products				2,583,942

	Capital Markets – 1.1% (0.7% of Total Investments)

2,786	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,788,007
1,950	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,954,469
4,736	Total Capital Markets				4,742,476

	Chemicals – 1.3% (0.8% of Total Investments)

436	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	435,372
2,009	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,010,312
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	1,518,483
1,496	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	B	1,398,994
5,462	Total Chemicals				5,363,161

	Commercial Services & Supplies – 3.7% (2.3% of Total Investments)

996	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	986,451
936	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	934,633
1,799	CCS Income Trust, Term Loan, First Lien	6.250%	5/15/18	B–	1,641,739
261	Education Management LLC, Tranche A, Term Loan, (5)	5.500%	7/02/20	N/R	71,707
472	Education Management LLC, Tranche B, Term Loan, (5)	8.500%	7/02/20	N/R	24,767
3,189	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,647,032
333	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	243,333
1,250	KAR Auction Services, Inc., Term Loan B3, First Lien	4.250%	3/04/23	BB–	1,254,688
2,861	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	BB–	2,868,969
1,800	Protection One, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba2	1,808,719
1,496	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	1,469,442
1,750	Universal Services of America, Term Loan, Second Lien	9.500%	7/28/23	CCC+	1,592,500
17,143	Total Commercial Services & Supplies				15,543,980

Nuveen Investments	1

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment – 1.4% (0.9% of Total Investments)

$5,418	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	$3,824,061
1,060	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	715,335
1,299	Riverbed Technology, Inc., Term Loan B, First Lien	5.750%	4/25/22	B1	1,309,405
7,777	Total Communications Equipment				5,848,801

	Consumer Finance – 2.5% (1.6% of Total Investments)

8,691	First Data Corporation, Term Loan B, First Lien	4.439%	3/24/21	BB	8,722,863
2,000	First Data Corporation, Term Loan B	4.189%	7/08/22	BB	2,001,786
10,691	Total Consumer Finance				10,724,649

	Containers & Packaging – 1.1% (0.7% of Total Investments)

1,353	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	1,359,145
3,264	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	3,258,481
4,617	Total Containers & Packaging				4,617,626

	Diversified Consumer Services – 6.5% (4.0% of Total Investments)

1,244	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,248,026
6,791	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	6,764,046
2,313	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,288,166
1,416	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	BB–	1,389,672
5,312	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	5,333,562
2,481	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	2,434,727
156	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	144,698
7,925	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	7,964,580
27,638	Total Diversified Consumer Services				27,567,477

	Diversified Financial Services – 1.1% (0.7% of Total Investments)

1,489	MJ Acquisition Corp., Term Loan, First Lien	4.000%	6/01/22	BB–	1,485,028
1,500	MGM Growth Properties, Term Loan B	4.000%	4/07/23	BB	1,511,250
1,500	Protection One, Inc., Term Loan, Second Lien	9.750%	7/01/22	B–	1,504,500
4,489	Total Diversified Financial Services				4,500,778

	Diversified Telecommunication Services – 5.8% (3.6% of Total Investments)

2,955	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien, (DD1)	2.940%	3/31/21	BB	2,804,904
1,065	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,052,590
738	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	694,356
761	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	763,523
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	Ba1	2,678,667
7,499	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	7,476,371
3,328	Ziggo N.V., Term Loan B1	3.652%	1/15/22	BB–	3,321,066
2,145	Ziggo N.V., Term Loan B2	3.648%	1/15/22	BB–	2,140,158
3,527	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	3,519,795
24,685	Total Diversified Telecommunication Services				24,451,430

	Electric Utilities – 0.4% (0.2% of Total Investments)

1,500	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	1,500,626

	Electronic Equipment, Instruments & Components – 1.0% (0.6% of Total Investments)

2,299	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	1,953,816
2,344	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	2,300,341
4,643	Total Electronic Equipment, Instruments & Components				4,254,157

	Energy Equipment & Services – 0.7% (0.5% of Total Investments)

629	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	556,259
4,001	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	1,960,669
750	Seventy Seven Operating LLC, Term Loan B, (WI/DD)	TBD	TBD	CCC	588,750
5,380	Total Energy Equipment & Services				3,105,678

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing – 7.8% (4.8% of Total Investments)

$18,315	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	$18,402,765
3,438	Albertson’s LLC, Term Loan B2	5.500%	3/21/19	BB	3,447,347
3,192	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	3,166,805
2,488	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,419,669
2,875	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	2,885,781
2,621	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	2,597,883
32,929	Total Food & Staples Retailing				32,920,250

	Food Products – 6.7% (4.2% of Total Investments)

1,474	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,472,313
4,923	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	4,941,792
3,787	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	3,809,512
1,013	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	1,013,144
13,981	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	13,980,915
3,708	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	3,355,502
28,886	Total Food Products				28,573,178

	Health Care Equipment & Supplies – 3.4% (2.1% of Total Investments)

974	CareCore National LLC, Term Loan	5.500%	3/05/21	B	912,895
1,910	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	1,918,704
4,064	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,922,225
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,253,188
1,496	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	1,503,498
2,207	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	2,209,043
1,721	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,720,983
14,925	Total Health Care Equipment & Supplies				14,440,536

	Health Care Providers & Services – 5.7% (3.5% of Total Investments)

1,380	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	1,361,733
2,762	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	2,724,921
4,410	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	4,300,019
843	Genesis Healthcare LLC, Term Loan	11.000%	12/04/17	B–	838,913
1,481	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,402,978
2,192	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,170,367
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,435,000
499	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	Ba2	497,484
1,150	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	1,144,160
2,841	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	2,215,655
1,773	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	1,771,634
1,850	Quorum Health Corp., Term Loan B, (WI/DD)	TBD	TBD	B1	1,849,711
1,233	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.000%	6/01/18	Ba2	1,234,660
1,208	Select Medical Corporation, Term Loan F, First Lien	6.000%	3/03/21	Ba2	1,219,309
25,122	Total Health Care Providers & Services				24,166,544

	Health Care Technology – 0.5% (0.3% of Total Investments)

2,105	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	2,117,620

	Hotels, Restaurants & Leisure – 5.5% (3.4% of Total Investments)

5,670	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	5,686,446
2,199	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	2,209,590
2,557	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	2,567,124
2,079	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	5.000%	12/09/20	CCC	2,082,528
1,737	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	1,730,362
3,460	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	3,417,796
2,933	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	2,895,844
2,622	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	2,631,013
23,257	Total Hotels, Restaurants & Leisure				23,220,703

	Household Durables – 0.2% (0.1% of Total Investments)

886	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	888,813

Nuveen Investments	3

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Industrial Conglomerates – 0.2% (0.1% of Total Investments)

$887	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	$878,839

	Insurance – 2.2% (1.3% of Total Investments)

3,305	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	3,282,502
1,496	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	1,494,380
4,392	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	Ba3	4,358,679
9,193	Total Insurance				9,135,561

	Internet & Catalog Retail – 1.2% (0.7% of Total Investments)

4,930	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	4,946,949

	Internet Software & Services – 2.3% (1.4% of Total Investments)

731	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba2	734,144
3,386	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	3,399,301
290	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba2	290,074
5,775	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	5,240,813
10,182	Total Internet Software & Services				9,664,332

	IT Services – 1.1% (0.7% of Total Investments)

3,218	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B1	3,101,535
349	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	346,099
245	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	245,104
1,127	Zayo Group LLC, Term Loan B2	4.500%	5/06/21	Ba2	1,135,314
4,939	Total IT Services				4,828,052

	Leisure Products – 2.0% (1.2% of Total Investments)

2,242	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,174,513
2,778	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	2,736,546
423	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	423,279
2,134	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	2,131,414
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	999,167
8,577	Total Leisure Products				8,464,919

	Machinery – 0.4% (0.3% of Total Investments)

985	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	980,191
750	Vizient, Inc., Term Loan B, First Lien	6.250%	2/13/23	B1	757,187
1,735	Total Machinery				1,737,378

	Marine – 0.2% (0.1% of Total Investments)

1,000	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/06/20	B	875,000

	Media – 12.6% (7.8% of Total Investments)

1,175	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	1,165,197
1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,373,875
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,376,903
995	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	878,954
3,439	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	2,935,833
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	956,250
5,472	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	5,476,286
4,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB–	4,021,784
1,646	Clear Channel Communications, Inc., Term Loan E	7.935%	7/30/19	Caa1	1,227,789
1,860	Clear Channel Communications, Inc., Tranche D, Term Loan	7.185%	1/30/19	Caa1	1,392,117
10,716	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	7,405,180
2,493	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	2,498,011
190	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	190,587
594	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	594,943
1,965	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,967,030
1,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	1,102,500
2,222	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	3/22/19	B+	2,225,688
2,444	McGraw-Hill Education Holdings LLC, Term Loan B	7.500%	12/18/19	BB	2,447,570

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)
$1,496	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	$1,500,224
2,189	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	2,142,162
8,339	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,347,928
1,463	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	1,450,487
264	Yell Group PLC, Term Loan A2	5.624%	3/01/19	N/R	779,675
11	Yell Group PLC, Term Loan A2, (6)	1.500%	3/03/19	N/R	—
1,300	Yell Group PLC, Term Loan B2, PIK, (6)	0.000%	3/03/24	N/R	—
60,091	Total Media				53,456,973

	Metals & Mining – 0.5% (0.3% of Total Investments)

2,210	Fortescue Metals Group, Ltd., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	2,091,489

	Multiline Retail – 1.8% (1.1% of Total Investments)

1,733	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	1,714,092
2,000	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	1,788,750
1,661	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	1,668,832
1,650	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	1,654,382
922	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	926,700
7,966	Total Multiline Retail				7,752,756

	Oil, Gas & Consumable Fuels – 1.7% (1.1% of Total Investments)

1,000	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	870,000
683	Crestwood Holdings LLC, Term Loan B	8.619%	6/19/19	B–	610,545
4,384	Energy and Exploration Partners, Term Loan, (5)	0.000%	1/22/19	N/R	504,123
173	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	B2	138,667
750	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	3.875%	10/01/18	B–	566,250
1,299	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	355,484
3,435	Harvey Gulf International Marine, Inc., Term Loan B, (DD1)	5.500%	6/18/20	B–	2,012,290
2,904	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	1,428,375
40	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	N/R	39,913
837	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	827,984
15,505	Total Oil, Gas & Consumable Fuels				7,353,631

	Pharmaceuticals – 4.7% (2.9% of Total Investments)

4,489	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	4,481,267
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	19,531
2,948	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	2,927,236
2,460	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,460,425
3,677	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	3,697,932
1,403	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	4.750%	8/05/20	BB–	1,366,532
5,291	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan F	5.000%	4/01/22	Ba2	5,191,577
23,393	Total Pharmaceuticals				20,144,500

	Professional Services – 0.2% (0.1% of Total Investments)

652	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	626,295

	Real Estate Investment Trust – 4.2% (2.6% of Total Investments)

9,223	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	9,069,053
3,881	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB+	3,887,346
1,416	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,407,125
3,812	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	3,352,120
18,332	Total Real Estate Investment Trust				17,715,644

	Real Estate Management & Development – 0.9% (0.6% of Total Investments)

2,482	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,491,235
1,511	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,516,553
3,993	Total Real Estate Management & Development				4,007,788

Nuveen Investments	5

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Road & Rail – 0.3% (0.2% of Total Investments)

$1,496	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	$1,331,663

	Semiconductors & Semiconductor Equipment – 6.5% (4.0% of Total Investments)

1,650	Avago Technologies, Term Loan A	2.183%	2/01/21	BBB	1,603,079
13,500	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	13,532,819
1,250	Micron Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	Baa2	1,258,594
3,409	Microsemi Corporation, Term Loan B, First Lien	5.250%	1/16/23	Ba2	3,438,392
2,743	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	2,755,985
1,923	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	1,922,535
3,000	On Semiconductor Corp., Term Loan B, First Lien	5.250%	3/31/23	Ba1	3,019,875
27,475	Total Semiconductors & Semiconductor Equipment				27,531,279

	Software – 10.7% (6.7% of Total Investments)

2,000	Ascend Learning LLC, Term Loan, Second Lien	9.500%	11/30/20	CCC+	1,895,000
3,455	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	3,252,401
4,196	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	3,634,589
1,496	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	1,503,030
4,057	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	3,926,105
1,150	Compuware Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	995,230
2,361	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	2,361,048
2,884	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,882,416
9,030	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	8,840,938
1,244	Informatica Corp., Term Loan B	4.250%	8/05/22	B	1,229,110
1,890	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,887,637
1,221	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	1,221,599
4,584	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	4,602,516
750	MSC Software Corporation, Initial Term Loan, Second Lien	8.500%	5/31/21	Caa1	637,500
1,547	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	1,484,702
1,939	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	1,948,001
276	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.019%	7/08/22	BB	277,535
2,988	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	3,013,664
47,068	Total Software				45,593,021

	Specialty Retail – 2.0% (1.3% of Total Investments)

750	Gardner Denver, Inc., Term Loan, (WI/DD)	TBD	TBD	B1	705,000
1,922	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,904,025
3,793	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/26/23	B1	3,820,731
2,228	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	2,223,069
8,693	Total Specialty Retail				8,652,825

	Technology Hardware, Storage & Peripherals – 4.6% (2.9% of Total Investments)

12,741	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	12,746,799
7,000	Western Digital, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	6,899,375
19,741	Total Technology Hardware, Storage & Peripherals				19,646,174

	Textiles, Apparel & Luxury Goods – 0.3% (0.2% of Total Investments)

750	Gymboree Corporation, Term Loan, (WI/DD)	TBD	TBD	B3	582,656
903	J Crew Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	722,480
1,653	Total Textiles, Apparel & Luxury Goods				1,305,136

	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)

2,782	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	2,785,096
1,241	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,160,176
4,023	Total Trading Companies & Distributors				3,945,272

	Transportation Infrastructure – 0.4% (0.2% of Total Investments)

85	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	74,351
677	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	594,809
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	417,266
491	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	431,237
1,728	Total Transportation Infrastructure				1,517,663

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services – 1.7% (1.1% of Total Investments)

$2,086	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	$2,084,155
2,140	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	Ba3	2,128,881
3,153	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	3,148,559
7,379	Total Wireless Telecommunication Services				7,361,595
$574,344	Total Variable Rate Senior Loan Interests (cost $570,054,526)				542,482,509

Shares	Description (1)				Value

	COMMON STOCKS – 1.9% (1.2% of Total Investments)

	Banks – 0.5% (0.3% of Total Investments)

37,535	BLB Worldwide Holdings Inc., (7), (8)				$2,045,658

	Diversified Consumer Services – 0.3% (0.2% of Total Investments)

71,949	Cengage Learning Holdings II LP, (7), (8)				1,367,031
3,124,035	Education Management Corporation, (7), (8)				312
	Total Diversified Consumer Services				1,367,343

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

2,534	Vantage Drill International, (7), (8)				240,730

	Health Care Providers & Services – 0.1% (0.1% of Total Investments)

83,191	Millennium Health LLC, (7), (8)				540,742

	Media – 0.9% (0.6% of Total Investments)

5,752	Cumulus Media, Inc., (7)				2,137
23,363	Metro-Goldwyn-Mayer, (7), (8)				1,869,040
44,843	Tribune Media Company				1,728,698
36,087	Tribune Media Company, (6)				—
11,210	Tribune Publishing Company				127,009
	Total Media				3,726,884

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

46	Southcross Holdings Borrower LP, (7), (8)				11,500

	Software – 0.0% (0.0% of Total Investments)

496,552	Eagle Topco LP, (6), (7)				1
	Total Common Stocks (cost $9,073,111)				7,932,858

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation, (8)	7.500%		N/R	$6,952
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				6,952

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$479,875
$550	Total Convertible Bonds (cost $440,000)				479,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 16.2% (10.1% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

$1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,177,515

Nuveen Investments	7

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Communications Equipment – 0.2% (0.1% of Total Investments)

$4,140	Avaya Inc., 144A	10.500%	3/01/21	Caa2	$828,000

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,178	Reynolds Group	9.875%	8/15/19	CCC+	1,217,758

	Diversified Telecommunication Services – 2.1% (1.3% of Total Investments)

1,800	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	1,905,750
2,415	Frontier Communications Corporation	6.250%	9/15/21	BB	2,245,950
1,700	Frontier Communications Corporation	6.875%	1/15/25	BB	1,415,250
1,005	IntelSat Limited	6.750%	6/01/18	CC	776,362
4,300	IntelSat Limited	7.750%	6/01/21	CC	1,440,500
4,100	IntelSat Limited	8.125%	6/01/23	CC	1,342,750
15,320	Total Diversified Telecommunication Services				9,126,562

	Health Care Equipment & Supplies – 2.7% (1.7% of Total Investments)

3,000	Kinetic Concepts	10.500%	11/01/18	B–	3,031,950
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,920,000
3,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,180,000
1,100	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,141,250
2,225	Tenet Healthcare Corporation	6.750%	6/15/23	B3	2,208,312
11,325	Total Health Care Equipment & Supplies				11,481,512

	Health Care Providers & Services – 2.2% (1.4% of Total Investments)

1,250	Community Health Systems, Inc.	8.000%	11/15/19	B+	1,257,813
2,040	Community Health Systems, Inc.	5.125%	8/01/21	BB	2,045,936
4,800	Community Health Systems, Inc.	6.875%	2/01/22	B+	4,365,000
900	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	859,500
1,200	Select Medical Corporation	6.375%	6/01/21	B–	1,138,500
10,190	Total Health Care Providers & Services				9,666,749

	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)

2,550	Scientific Games International Inc.	10.000%	12/01/22	B	2,107,575

	Machinery – 0.2% (0.1% of Total Investments)

1,030	Xerium Technologies	8.875%	6/15/18	B	908,975

	Media – 3.9% (2.4% of Total Investments)

150	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	155,775
1,714	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	677,030
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	4,969,300
10,934	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	2,979,391
7,850	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	5,553,875
1,000	Dish DBS Corporation	5.875%	11/15/24	BB–	938,750
1,200	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	1,167,000
29,260	Total Media				16,441,121

	Real Estate Investment Trust – 0.3% (0.2% of Total Investments)

1,250	iStar Inc.	4.000%	11/01/17	B+	1,231,250

	Semiconductors & Semiconductor Equipment – 0.9% (0.6% of Total Investments)

500	Advanced Micro Devices, Inc.	6.750%	3/01/19	CCC	420,000
2,050	Advanced Micro Devices, Inc.	7.750%	8/01/20	CCC	1,640,000
2,200	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	1,688,500
4,750	Total Semiconductors & Semiconductor Equipment				3,748,500

	Software – 0.5% (0.3% of Total Investments)

1,750	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,295,000
1,100	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	808,500
2,850	Total Software				2,103,500

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

$750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	$708,750
6,000	Sprint Corporation	7.875%	9/15/23	B+	4,680,000
500	Sprint Corporation	7.125%	6/15/24	B+	375,000
2,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	2,866,875
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	184,447
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	186,594
10,350	Total Wireless Telecommunication Services				9,001,666
$95,426	Total Corporate Bonds (cost $92,228,357)				69,040,683

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 5.8% (3.6% of Total Investments)

$800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, 144A	5.718%	11/20/24	BB	$726,189
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.134%	7/20/23	BB	2,255,415
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	5.228%	7/15/25	BB	1,036,800
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A, 144A	5.028%	1/15/23	BB	1,232,701
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.628%	4/15/24	BB	207,965
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.383%	10/19/22	BB	1,664,525
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	5.629%	2/25/17	BB–	3,346,040
2,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	6.128%	4/15/22	BB	1,901,582
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A, 144A	5.783%	4/19/22	BB+	1,355,556
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.985%	4/22/22	BB	1,384,930
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.134%	4/20/26	Ba3	1,061,234
500	North End CLO Limited, Loan Pool, 144A	5.233%	7/17/25	BB	352,160
450	Oak Hill Credit Partners Series 2013-9A, 144A	5.634%	10/20/25	BB–	382,224
2,240	Oak Hill Credit Partners, Series 2012-7A, 144A	5.618%	11/20/23	BB	1,911,728
2,000	Octagon Investment Partners, Series 2015-1A, 144A	6.484%	10/20/26	Ba3	1,725,328
2,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.620%	11/08/24	BB–	1,611,152
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.337%	12/15/22	BB	936,229
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.375%	5/24/23	BB	1,713,564
$28,540	Total Asset-Backed Securities (cost $26,653,368)				24,805,322
	Long-Term Investments (cost $698,457,799)				644,748,199

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.8% (5.5% of Total Investments)

	REPURCHASE AGREEMENTS – 8.8% (5.5% of Total Investments)

$37,209	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $37,208,894, collateralized by $35,640,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $37,956,600	0.030%	5/02/16		$37,208,801
	Total Short-Term Investments (cost $37,208,801)				37,208,801
	Total Investments (cost $735,666,600) – 160.6%				681,957,000
	Borrowings – (39.3)% (9), (10)				(166,800,000)
	Variable Rate Term Preferred Shares, at Liquidation Preference – (17.7)% (11)				(75,000,000)
	Other Assets Less Liabilities – (3.6)%				(15,601,683)
	Net Assets Applicable to Common Shares – 100%				$424,555,317

Nuveen Investments	9

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$542,482,509	$—	*	$542,482,509
Common Stocks	1,857,844	6,075,013	1		7,932,858
$25 Par (or similar) Retail Preferred	—	6,952	—		6,952
Convertible Bonds	—	479,875	—		479,875
Corporate Bonds	—	69,040,683	—		69,040,683
Asset-Backed Securities	—	24,805,322	—		24,805,322

Short-Term Investments:
Repurchase Agreements	—	37,208,801	—		37,208,801
Total	$1,857,844	$680,099,155	$1		$681,957,000
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments was $736,863,172.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$6,844,297
Depreciation	(61,750,469)
Net unrealized appreciation (depreciation) of investments	$(54,906,172)

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2.

(9)	Borrowings as a percentage of Total Investments is 24.5%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(11)	Variable Rate Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 11.0%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date. See accompanying notes to financial statements.

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016